Finance leases - Finance lease receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Gross investment in finance lease receivables	£ 3,164	£ 1,705
Future finance income	(258)	(98)
Present value of minimum lease payments receivable	2,906	1,607
Un-guaranteed residual values	246	211
Not later than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Gross investment in finance lease receivables	1,130	646
Future finance income	(91)	(37)
Present value of minimum lease payments receivable	1,039	609
Un-guaranteed residual values	69	60
Over one year but not more than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Gross investment in finance lease receivables	1,750	986
Future finance income	(135)	(57)
Present value of minimum lease payments receivable	1,615	929
Un-guaranteed residual values	156	132
Over five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Gross investment in finance lease receivables	284	73
Future finance income	(32)	(4)
Present value of minimum lease payments receivable	252	69
Un-guaranteed residual values	£ 21	£ 19